CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (DEFICIT)	Ordinary shares CNY (¥) shares	Ordinary shares USD ($) shares	Additional paid-in capital CNY (¥)	Additional paid-in capital USD ($)	Statutory reserves CNY (¥)	Statutory reserves USD ($)	Accumulated other comprehensive (loss) income CNY (¥)	Accumulated other comprehensive (loss) income USD ($)	Accumulated deficit CNY (¥)	Accumulated deficit USD ($)	Equity (deficit) attributable to The9 limited CNY (¥)	Equity (deficit) attributable to The9 limited USD ($)	Noncontrolling interest CNY (¥)	Noncontrolling interest USD ($)	CNY (¥)	USD ($)
Balance at Dec. 31, 2019	¥ 7,969,808		¥ 2,539,552,478		¥ 28,071,982		¥ (3,777,952)		¥ (3,410,856,231)		¥ (839,039,915)		¥ (392,881,777)		¥ (1,231,921,692)
Balance (in shares) at Dec. 31, 2019 | shares	112,929,702	112,929,702
Net loss									397,883,388		397,883,388		(3,259,528)		394,623,860
Currency translation adjustments							(12,900,251)				(12,900,251)		16,417,025		3,516,774
Change in redemption value of redeemable noncontrolling interest			(1,190,122)								(1,190,122)				(1,190,122)
Share-based compensation	¥ 2,412,325		52,644,101								55,056,426				55,056,426
Share-based compensation (in shares) | shares	35,100,000	35,100,000
Issuance of ordinary shares	¥ 7,715,668		104,650,533								112,366,201				112,366,201
Issuance of ordinary shares (in shares) | shares	112,002,660	112,002,660
Equity on conversion option of convertible notes			106,026								106,026				106,026
Reversal of statutory reserves due to disposal of certain subsidiaries					(20,745,422)				20,745,422
Balance at Dec. 31, 2020	¥ 18,097,801		2,695,763,016		7,326,560		(16,678,203)		(2,992,227,421)		(287,718,247)		(379,724,280)		(667,442,527)
Balance (in shares) at Dec. 31, 2020 | shares	260,032,362	260,032,362
Net loss									(411,234,755)		(411,234,755)		(5,590,513)		(416,825,268)
Currency translation adjustments							3,984,443				3,984,443				3,984,443
Change in redemption value of redeemable noncontrolling interest															349,046,548
Consolidated subsidiary													795,063		795,063
Share-based compensation	¥ 5,392,416		144,774,065								150,166,481				150,166,481
Share-based compensation (in shares) | shares	83,661,205	83,661,205
Issuance of ordinary shares	¥ 11,555,004		997,389,251								1,008,944,255				1,008,944,255
Issuance of ordinary shares (in shares) | shares	176,968,248	176,968,248
Purchase of equipment	¥ 3,302,261		140,914,432								144,216,693				144,216,693
Purchase of equipment (in shares) | shares	50,258,970	50,258,970
Issuance of convertible debt	¥ 957,128		25,801,328								26,758,456				26,758,456
Issuance of convertible debt | shares	14,777,050	14,777,050
Conversion of convertible debt into ordinary shares	¥ 1,383,990		45,335,212								46,719,202				46,719,202
Conversion of convertible debt into ordinary shares (in shares) | shares	21,618,840	21,618,840
Exercise of warrants	¥ 5,488,973		60,837,127								66,326,100				66,326,100
Exercise of warrants (in shares) | shares	84,071,910	84,071,910
Disposal of Red5			28,308,324								28,308,324		371,504,338		399,812,662
Balance at Dec. 31, 2021	¥ 46,177,573		4,139,122,755		7,326,560		(12,693,760)		(3,403,462,176)		776,470,952		(13,015,392)		763,455,560
Balance (in shares) at Dec. 31, 2021 | shares	691,388,585	691,388,585
Net loss									(974,859,050)		(974,859,050)		(4,633,205)		(979,492,255)
Currency translation adjustments							166,220				166,220				166,220	$ 24,100
Consolidated subsidiary													122,253		122,253
Share-based compensation			202,345,626								202,345,626				202,345,626
Issuance of ordinary shares	¥ 193,103		3,218,367								3,411,470				3,411,470
Issuance of ordinary shares (in shares) | shares	3,931,632	3,931,632
Cancellation of ordinary shares	¥ (960,666)		(18,555,648)								(19,516,314)				(19,516,314)
Cancellation of ordinary shares (in shares) | shares	(14,854,090)	(14,854,090)
Conversion of convertible debt into ordinary shares	¥ 12,193,208		45,097,091								57,290,299				57,290,299
Conversion of convertible debt into ordinary shares (in shares) | shares	180,578,790	180,578,790
Balance at Dec. 31, 2022	¥ 57,603,218	$ 8,351,682	¥ 4,371,228,191	$ 633,768,513	¥ 7,326,560	$ 1,062,251	¥ (12,527,540)	$ (1,816,323)	¥ (4,378,321,226)	$ (634,796,906)	¥ 45,309,203	$ 6,569,217	¥ (17,770,850)	$ (2,576,531)	¥ 27,538,353	$ 3,992,686
Balance (in shares) at Dec. 31, 2022 | shares	861,044,917	861,044,917